Equity - Appropriations of Earnings (Detail) - TWD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash dividends [Member]
Appropriations of earnings	$ 35,746	$ 33,404	$ 32,783
Cash dividends per share	$ 4.608	$ 4.306	$ 4.226
Special reserve [Member]
Appropriations of earnings	$ 408